Ownership	12 Months Ended
Dec. 31, 2017
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Ownership

Note 18—Ownership

The following persons, or groups of affiliated persons, are known by us to beneficially own more than 5% of our outstanding ordinary shares:

•	Entities affiliated with RA Capital Management, LLC, USA

•	OrbiMed Private Investments V, L.P., USA

•	Entities affiliated with FMR LLC, USA

•	Baker Bros. Advisors LP, USA

•	Sofinnova Venture Partners IX, L.P., USA

•	Entities affiliated with Vivo Capital, USA

•	Entities affiliated with EcoR1 Capital, LLC, USA

The Company’s American Depository Shares are held through BNY (Nominees) Limited as nominee, of The Bank of New York Mellon, UK (as registered holder of the Company’s outstanding ADSs).